Leases - Summary of payment term of future minimum lease payments under capital leases (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥)
Leases
Minimum lease payments, Total	¥ 48,632
Minimum lease payments, Less than 1 year	3,845
Minimum lease payments, 1 to 2 years	3,838
Minimum lease payments, 2 to 3 years	3,914
Minimum lease payments, 3 to 4 years	3,945
Minimum lease payments, 4 to 5 years	3,944
Minimum lease payments, More than 5 years	¥ 29,146